Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Cost or Amortized Cost	$ 142,884
Fair Value	162,281
Fixed maturity securities
Investments
Cost or Amortized Cost	106,729	110,557
Gross Unrealized Gains	15,425	12,330
Gross Unrealized Losses	(40)	(190)
Fair Value	122,114	122,697
OTTI in AOCI	168	142
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	540	509
Gross Unrealized Gains	257	238
Gross Unrealized Losses	0	0
Fair Value	797	747
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political
Investments
Cost or Amortized Cost	26,527	26,993
Gross Unrealized Gains	3,654	3,461
Gross Unrealized Losses	0	0
Fair Value	30,181	30,454
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	255	755
Gross Unrealized Gains	148	123
Gross Unrealized Losses	0	0
Fair Value	403	878
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost		90
Gross Unrealized Gains		2
Gross Unrealized Losses		0
Fair Value		92
OTTI in AOCI		0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	1,343	1,951
Gross Unrealized Gains	111	95
Gross Unrealized Losses	0	0
Fair Value	1,454	2,046
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	7,888	8,418
Gross Unrealized Gains	923	788
Gross Unrealized Losses	(1)	0
Fair Value	8,810	9,206
OTTI in AOCI	127	115
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	70,176	71,841
Gross Unrealized Gains	10,332	7,623
Gross Unrealized Losses	(39)	(190)
Fair Value	80,469	79,274
OTTI in AOCI	41	27
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	6,144	6,041
Gross Unrealized Gains	869	459
Gross Unrealized Losses	(105)	(434)
Fair Value	6,908	6,066
OTTI in AOCI	$ 0	$ 0